CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Oct. 01, 2016	Feb. 29, 2016
Cash Divested from Divested Businesses, Financing Activities		$ 0	$ 0	$ 1,730
Beauty Brands
Disposal Group, Including Discontinued Operation, Consideration					$ 11,360
Berkshire Hathaway | Batteries
Disposal Group, Including Discontinued Operation, Consideration	[1]					$ 4,213
Cash Divested from Divested Businesses, Financing Activities	[1]			$ 1,730

[1]	Includes $1,730 from cash infused into the Batteries business pursuant to the divestiture agreement (see Note 13).